INTEREST-BEARING LOANS AND BORROWINGS (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 21,461,370	$ 884,640,148				₫ 6,268,276
Short-term, TOTAL	47,121,780	1,942,365,210	₫ 42,924,034	[1]		14,579,553
Long-term interest-bearing loans and borrowings	22,879,716	943,104,534	30,170,149	[1]
Total short term and long term loans	22,879,716	943,104,534	30,170,149			41,624,960
Remaining balance of undrawn lines of credit for short-term financing			2,176,600		$ 91,200,000
As previously reported
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks			21,307,941		892,815,763
Short-term, TOTAL			39,894,782		1,671,615,771	14,579,553
Long-term interest-bearing loans and borrowings			30,170,149		1,264,147,700	41,624,960
Total short term and long term loans			30,170,149		1,264,147,700
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	21,461,370	884,640,148	24,337,193
Current portion of long-term loans	7,196,379	296,635,573	7,143,376		299,311,824	8,311,277	$ 348,247,591
Long-term interest-bearing loans and borrowings	22,263,712	917,712,778	22,590,438		946,553,172	27,652,234	1,158,645,521
Loans from bank | As previously reported
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans			7,143,376		299,311,824
Long-term interest-bearing loans and borrowings			22,590,438		946,553,172
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	18,434,737	759,881,987	11,443,465
Long-term interest-bearing loans and borrowings	616,004	25,391,756	7,551,628			13,972,726
Bonds | As previously reported
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans			11,443,465		479,488,184
Long-term interest-bearing loans and borrowings			7,551,628		316,417,833
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 84,412	$ 3,479,472
Current portion of long-term loans			5,205		218,093	₫ 24,000	$ 1,005,614
Long-term interest-bearing loans and borrowings			28,083
Loans from others | As previously reported
INTEREST-BEARING LOANS AND BORROWINGS
Long-term interest-bearing loans and borrowings			₫ 28,083		$ 1,176,695

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).